NOTES PAYABLE (Details Narrative) - USD ($)			12 Months Ended
	Apr. 24, 2025	Feb. 19, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Interest expense			$ 4,713,858	$ 3,348,103
[custom:PaycheckProtectionPlanLoanForgiven-0]				812,324
PPP loans payable			0	471,300
Other non-convertible notes			4,271,133	4,846,655
Notes Payable, Current			27,177,660	24,272,066
Paycheck Protection Plan Loan [Member]
Debt Instrument [Line Items]
Proceeds from Loans	$ 471,300	$ 103,618				$ 1,386,580
Eighteen Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 2,076,158
Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Repayments of Debt				1,283,521	$ 156,000
Interest expense			144,656	145,052
Non Convertible Notes Payable [Member] | Twenty Percentage Cash Payment Notes [Member]
Debt Instrument [Line Items]
Notes Payable			2,965,429	2,607,636
Interest Payable			2,172,792	1,814,999
Other Non Convertible Notes [Member]
Debt Instrument [Line Items]
Other non-convertible notes			$ 1,305,704	2,239,019
Debt conversion, description			exchanged $2,723,230 of this note to 35% convertible notes discussed below and $40,000 to 20% convertible notes.
Amortization of Debt Issuance Costs and Discounts			$ 0	0
Debt Instrument, Unamortized Discount			0	0
Other Non Convertible Notes [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Notes Payable, Current				1,626,983
Other Non Convertible Notes [Member] | Chief Financial Officer [Member]
Debt Instrument [Line Items]
Notes Payable, Current				151,858
Other Non Convertible Notes [Member] | Multiple Related Parties [Member]
Debt Instrument [Line Items]
Notes Payable, Current				460,178
Other Non Convertible Notes [Member] | Thor Special Situations LLC [Member]
Debt Instrument [Line Items]
Due to related party			1,153,846
Other Non Convertible Notes [Member] | Chief Financial Officer [Member]
Debt Instrument [Line Items]
Due to related party			151,858
Other Non Convertible Notes [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
Due to related party			460,179
Additional debt			1,280,247
Other Non Convertible Notes [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Payments due to related party			144,000
Other Non Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate					18.00%
10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Interest Payable			$ 1,070,685	1,048,304
Debt Instrument, Description			The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at Nine months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.
Warrants exercisable description.			Warrants to purchase shares of the Company’s common stock have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.
Other Notes Payable			$ 5,948,250	5,973,000
Interest payable			$ 3,881,716	2,536,309
10% OID Senior Secured Convertible Notes [Member] | Security Purchase Agreements [Member]
Debt Instrument [Line Items]
Debt Instrument, Description			The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time. The conversion price in effect on the conversion date shall be equal to: the lesser of 75% of the price per share of Common Stock paid by other investors for a majority of the Common Stock issued in the qualified financing (as defined under the 10% Notes) or seventy five cents ($0.75), subject to adjustment therein.
35 % OID Super Priority Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 3,877,076	969,706
Debt conversion, description			During the year ended December 31, 2025, the Company exchanged $2,763,230 of a non-convertible note for $2,723,230 of 35% convertible notes and $40,000 of 20% convertible notes.
Debt Instrument, Description			The Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon the occurrence of default, the holder shall have the right, at the holder’s option, to convert the 35% Note in whole or in part, including any outstanding principal amount, interest and any fees and any and all other outstanding amounts owing thereon, in each case, at the lower of 1) 75% of average of the two lowest closing prices of the Company’s common stock during the fifteen (15) consecutive trading days ending on the trading day immediately prior to the applicable conversion; or 2) a 25% discount to lowest share price sold by the Company based on any subsequent financings with other investors.
Warrants exercisable description.			Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of the Company’s common stock sold to third-party investors in a Qualified Financing.
Other Notes Payable			$ 10,447,244	5,600,462
Interest expense from amortization			0	0
Interest expense amortization of debt discounts from warrants			0	0
Amortization of Debt Issuance Costs			0	0
Amortization of incentive shares			0	0
Twenty Percent OID Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			967,500	2,427,500
Notes Payable			3,573,750	2,427,500
Interest Payable			$ 703,749	211,229
Debt Instrument, Description			The Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to 85% of the per share price of Company’s common stock sold to third-party investors in a qualified financing and incentive shares of the Company’s common stock. The 20% Notes accrue interest at 10% per annum, principal and interest are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event.
Warrants exercisable description.			The holder shall have the right to convert the principal amount of the 20% Note and any accrued interest into Common Stock (i) on a qualified financing at a price equal to 85% of the qualified offering price; or (i) otherwise at a conversion price equal to: a 10% discount to the VWAP for the five days preceding the date of conversion subject to a maximum price of $1.00, subject to adjustment therein.
Amortization of incentive shares			$ 0
[custom:DebtInstrumentPrincipalAmount-0]				2,171,875
[custom:DebtInstrumentPrincipalAmountForDefault-0]				255,625
Debt Instrument, Unamortized Discount (Premium), Net			161,250	$ 434,375
Cash			$ 2,382,500
Twenty Percent OID Convertible Notes Payable [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			4,467,188	1,967,875
Stock Issued During Period, Shares, New Issues			7,960,625	6,116,625
20% OID Senior Secured Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Interest payable			$ 492,520	$ 209,502
Interest expense from amortization			0	0
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible debt fees				527,051
Original issuance discounts				3,002,702
Convertible Debt			0	85,000
Outstanding balance of debt discount			$ 0	$ 0